Note 6 - Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Cash, Cash Equivalents and Short-term Investments [Table Text Block]
	December 31, 2012
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Time deposits	$60,656	$-	$-	$60,656

Available-for-sale securities
Government bonds	1,631	4	-	1,635
Corporate bonds	500	-	-	500
Agency bonds	6,633	7	(4)	6,636
	$69,420	$11	$(4)	$69,427
	December 31, 2011
		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

Time deposits	$84,167	$-	$-	$84,167

Available-for-sale securities
Government bonds	1,008	-	(1)	1,007
Corporate bonds	5,670	-	(4)	5,666
Agency bonds	2,184	-	(8)	2,176
	$93,029	$-	$(13)	$93,016

Investments Classified by Contractual Maturity Date [Table Text Block]
	December 31, 2012
		Fair
	Cost	Value
Time deposits
Due within one year	$60,628	$60,628
Due after one year through two years	28	28
	60,656	60,656

Available-for-sale securities
Due within one year	5,597	5,604
Due after one year through two years	3,167	3,167
	8,764	8,771
	$69,420	$69,427
	December 31, 2011
		Fair
	Cost	Value
Time deposits
Due within one year	$84,138	$84,138
Due after one year through two years	26	26
Due after two years	3	3
	84,167	84,167

Available-for-sale securities
Due within one year	7,344	7,338
Due after one year through two years	1,518	1,511
	8,862	8,849
	$93,029	$93,016

Schedule of Unrealized Loss on Investments [Table Text Block]
December 31, 2012
	Less Than 12 Months		12 Months or Greater		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Agency bonds	$3,229	$4	$-	$-	$3,229	$4
	December 31, 2011
	Less Than 12 Months		12 Months or Greater		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

Government bonds	$1,007	$1	$-	$-	$1,007	$1
Corporate bonds	5,666	4	-	-	5,666	4
Agency bonds	2,176	8	-	-	2,176	8
	8,849	13	-	-	8,849	13

Investment in Etrend HitechCorporation (“Etrend”) (note 9)	791	129	-	-	791	129
	$9,640	$142	$-	$-	$9,640	$142